UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

Item 1. Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Financial Statements (Unaudited)

July 31, 2015

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds’ Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2015

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$121,449,325	15.95%	Semi-Annual
Farallon Capital Offshore Investors, Inc.	124,244,676	16.32	Annual
Luxor Capital Partners, LP	34,394,968	4.52	Quarterly*
Oceanwood Global Opportunities Fund L.P.	94,906,552	12.46	Quarterly
Sowood Alpha Fund	170,538	0.02	Liquidating
Total Event Driven Arbitrage	375,166,059	49.27

Fixed Income Arbitrage
FFIP, L.P.	123,342,216	16.20	Annual*
Parsec Trading Corp.	65,239,134	8.57	Monthly
Total Fixed Income Arbitrage	188,581,350	24.77

Global Macro
Absolute Return Capital Partners, L.P.	33,544,080	4.41	Monthly
Total Global Macro	33,544,080	4.41

Long/Short Credit
DW Catalyst Onshore Fund, LP	64,540,952	8.48	Quarterly*
Total Long/Short Credit	64,540,952	8.48

The accompanying notes are an integral part of the financial statements.

1

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2015

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	21,491,225	2.82	Quarterly
Total Multi-Strategy/ GTAA	21,491,225	2.82

Volatility Arbitrage
Capstone Vol (Offshore) Limited	30,763,910	4.04	Monthly
Total Volatility Arbitrage	30,763,910	4.04

Total investments in Portfolio Funds (cost $518,011,039)	714,087,576	93.79

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 28,310,690)	28,310,690	3.72

Total investments (cost $546,321,729)	$742,398,266	97.51%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

(1) Percentages are based on Members’ Capital of $761,372,535.

(2) Rate disclosed is the 7-day effective yield as of 07/31/15.

The aggregate cost of investments for tax purposes was $690,885,272. Net unrealized appreciation on investments for tax purposes was $51,512,994 consisting of $60,947,412 of gross unrealized appreciation and $9,434,418 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.79% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

2

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2015

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$66,034,233	12.74%	Quarterly*
Centerbridge Credit Partners, L.P.	50,286,607	9.70	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund, L.P.	69,198,680	13.35	Annual
Silver Point Capital Fund, L.P.	1,791,173	0.35	Side Pockets Only
Watershed Capital Partners, L.P.	60,465,544	11.67	Quarterly*
Total Distressed - Long Biased	247,776,237	47.81

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	99,534,113	19.21	Annual
Aurelius Capital Partners, LP	89,838,722	17.33	Semi-Annual*
King Street Capital, L.P.	53,569,709	10.34	Quarterly*
Total Distressed - Variable Biased	242,942,544	46.88

Total investments in Portfolio Funds (cost $311,591,565)	490,718,781	94.69

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 26,776,520)	26,776,520	5.16

Total investments (cost $338,368,085)	$517,495,301	99.85%

The accompanying notes are an integral part of the financial statements.

3

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2015

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision

(1) Percentages are based on Members’ Capital of $518,253,560.

(2) Rate disclosed is the 7-day effective yield as of 07/31/15.

The aggregate cost of investments for tax purposes was $466,565,105. Net unrealized appreciation on investments for tax purposes was $50,930,196 consisting of $60,077,053 of gross unrealized appreciation and $9,146,857 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.69% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

4

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2015

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$89,655,886	7.31%	Monthly
Sachem Head LP	26,046,991	2.12	Quarterly*
Sansar Capital Holdings, Ltd	124,439	0.01	Liquidating
Spindrift Partners, L.P.	598,424	0.05	Side Pockets Only
Total Directional Equity	116,425,740	9.49

Equity Hedged - Generalist
Conatus Capital Partners LP	113,445,833	9.25	Quarterly
Eminence Partners, L.P.	56,630,907	4.62	Quarterly**
Eton Park Fund, L.P.	61,630,487	5.02	Quarterly*
Highfields Capital II LP	49,904,100	4.07	Semi Annual**
Lakewood Capital Partners, LP	39,989,013	3.26	Quarterly**
Moon Capital Global Equity Fund, LP	26,874,464	2.19	Quarterly*
MW TOPS Fund	105,317,849	8.59	Monthly
Route One Fund I, L.P.	15,383,818	1.25	Annual*
Turiya Fund LP	76,878,661	6.27	Quarterly*
Viking Global Equities LP	182,860,473	14.91	Annual
Total Equity Hedged - Generalist	728,915,605	59.43

The accompanying notes are an integral part of the financial statements.

5

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2015

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Equity Hedged - Sector Specialist
Cadian Fund LP	88,095,292	7.18	Quarterly*
Crescent Park Partners, L.P.	35,999,534	2.93	Semi-Annual**
Encompass Capital Fund L.P.	24,605,466	2.01	Quarterly*
Long Pond Capital QP Fund, LP.	59,538,111	4.85	Quarterly*
North River Partners, L.P.	108,870,280	8.88	Quarterly
Total Equity Hedged - Sector Specialist	317,108,683	25.85

Short-Biased Equity
Copper River Partners, L.P.	169,638	0.01	Liquidating
Kriticos International Limited	50,520,552	4.12	Quarterly
Total Short-Biased Equity	50,690,190	4.13

Total investments in Portfolio Funds (cost $886,585,195)	1,213,140,218	98.90

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 14,848,432)	14,848,432	1.21

Total investments (cost $901,443,627)	$1,227,988,650	100.11%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision

(1) Percentages are based on Members’ Capital of $1,226,603,020.

(2) Rate disclosed is the 7-day effective yield as of 07/31/15.

The aggregate cost of investments for tax purposes was $1,057,283,192. Net unrealized appreciation on investments for tax purposes was $170,705,458 consisting of $184,139,741 of gross unrealized appreciation and $13,434,283 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.90% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

6

Statements of Assets and Liabilities

July 31, 2015

(Unaudited)

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Assets
Investments in Portfolio Funds and Money Market Investment, at cost	$546,321,729	$338,368,085	$901,433,627
Investments in Portfolio Funds and Money Market Investment, at value	$742,398,266	$517,495,301	$1,227,988,650
Investments in Portfolio Funds, in advance	20,000,000	—	—
Receivable for sale of investments	—	60,420	51,058
Receivable for income distribution from Portfolio Fund	—	1,695,482	—
Accrued income	387	239	87
Total assets	762,398,653	519,251,442	1,228,039,795

Liabilities
Redemptions of Interests payable	296,341	168,010	368,151
Investment management fees payable	476,155	324,111	767,106
Professional fees payable	209,490	465,751	246,690
Board of Managers’ fees payable	17,175	17,175	17,175
Other accrued expenses	26,957	22,835	37,653
Commitments and contingent liabilities (see Note 8)	—	—	—
Total liabilities	1,026,118	997,882	1,436,775

Net Members’ Capital	$761,372,535	$518,253,560	$1,226,603,020

Members’ Capital
Net capital	$565,295,998	$339,126,344	$900,047,997
Net unrealized appreciation on investment in Portfolio Funds	196,076,537	179,127,216	326,555,023
Members’ Capital	$761,372,535	$518,253,560	$1,226,603,020

The accompanying notes are an integral part of the financial statements.

7

Statements of Operations

For the six-month period ended July 31, 2015

(Unaudited)

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Investment income:
Dividends from money market funds	$1,832	$1,306	$1,475
Income distribution from Portfolio Fund	—	1,695,482	—
Total investment income	1,832	1,696,788	1,475

Expenses:
Investment management fees	2,848,690	1,937,828	4,502,437
Administration fees	258,840	176,043	406,927
Board of Managers’ fees	34,350	34,350	34,350
Professional fees	146,373	224,783	167,728
Custodian fees	44,527	33,794	67,722
Registration fees	2,939	1,895	2,975
Printing fees	5,507	5,507	5,507
Other expenses	12,375	9,637	13,296
Total expenses	3,353,601	2,423,837	5,200,942
Net investment loss	(3,351,769)	(727,049)	(5,199,467)

Net realized gain/(loss) on Portfolio Funds sold	(1,312,288)	(15,145)	20,366,334

Net change in unrealized appreciation on investments in Portfolio Funds	12,871,720	7,752,513	36,654,375
Net increase in Members’ Capital derived from investment activities	$8,207,663	$7,010,319	$51,821,242

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2015 and the year ended January 31, 2015

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC

	2/1/15 –	2/1/14 –	2/1/15 –	2/1/14 –
	7/31/15	1/31/15	7/31/15	1/31/15
From investment activities:
Net investment loss	$(3,351,769)	$(6,620,020)	$(727,049)	$(2,077,423)
Net realized gain/(loss) on Portfolio Funds sold	(1,312,288)	8,344,452	(15,145)	27,636,980
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	12,871,720	7,088,372	7,752,513	(9,576,191)
Net increase in Members’ Capital derived from investment activities	8,207,663	8,812,804	7,010,319	15,983,366

Distributions:
Tax withholding on behalf of foreign investors (see Note 2D)	(394,751)	(634,390)	(212,360)	(171,556)
Refund of tax withholding on behalf of foreign investors	—	—	—	420,412
Total (distributions)/refunds	(394,751)	(634,390)	(212,360)	248,856

Members’ Capital transactions:
Proceeds from sales of Interests (1)	28,017,742	28,191,157	13,985,740	11,094,357
Repurchase of Interests	(7,772,553)	(55,601,874)	(4,037,025)	(36,683,529)
Net increase/(decrease) in Members’ Capital derived from capital transactions	20,245,189	(27,410,717)	9,948,715	(25,589,172)
Net increase/(decrease) in Members’ Capital	28,058,101	(19,232,303)	16,746,674	(9,356,950)
Members’ Capital at beginning of period	733,314,434	752,546,737	501,506,886	510,863,836
Members’ Capital at end of period	$761,372,535	$733,314,434	$518,253,560	$501,506,886

(1) Proceeds from sales of Interests during the period 2/1/14 - 7/31/15 include transfers amongst the Funds.

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Members’ Capital (Concluded)

For the six-month period ended July 31, 2015 and year ended January 31, 2015

(Unaudited)

	Aetos Capital Long/Short Strategies Fund, LLC

	2/1/15 –	2/1/14 –
	7/31/15	1/31/15
From investment activities:
Net investment loss	$(5,199,467)	$(9,725,338)
Net realized gain on Portfolio Funds sold	20,366,334	68,618,587
Net change in unrealized appreciation on investments in Portfolio Funds	36,654,375	39,622,219
Net increase in Members’ Capital derived from investment activities	51,821,242	98,515,468

Distributions:
Tax withholding on behalf of foreign investors (see Note 2D)	(479,372)	(647,137)
Total distributions	(479,372)	(647,137)

Members’ Capital transactions:
Proceeds from sales of Interests	30,223,720	28,444,556
Repurchase of Interests (1)	(7,890,311)	(69,976,422)
Net increase/decrease in Members’ Capital derived from capital transactions	22,333,409	(41,531,866)
Net increase in Members’ Capital	73,675,279	56,336,465
Members’ Capital at beginning of period	1,152,927,741	1,096,591,276
Members’ Capital at end of period	$1,226,603,020	$1,152,927,741

(1) Repurchases of Interests during the period 2/1/14 - 7/31/15 include transfers amongst the Funds.

The accompanying notes are an integral part of the financial statements.

10

Statements of Cash Flows

For the six-month period ended July 31, 2015

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Cash Flows used in Operating Activities

Net increase in Members’ Capital derived from investment activities	$8,207,663	$7,010,319	$51,821,242
Adjustments to reconcile net increase in Members’ Capital from investment activities to net cash used in operating activities
Purchases of Portfolio Funds	(20,000,000)	(1,750,000)	(135,000,000)
Net (Purchases)/Sales of Money Market Investments	(4,413,067)	(6,278,472)	6,604,014
Sales of Portfolio Funds	10,000,000	117,338	113,960,201
Net gain/(loss) on Portfolio Funds sold	1,312,288	15,145	(20,366,334)
Net change in unrealized appreciation on Investments in Portfolio Funds	(12,871,720)	(7,752,513)	(36,654,375)
Increase in receivable for income distribution from Portfolio Fund	—	(39,805)	—
(Increase)/decrease in accrued income	(239)	(63)	238
Increase in investment management fees payable	17,547	10,473	46,075
Increase in investment professional fees payable	45,490	139,051	53,440
Increase in Board of Managers’ fees payable	1,145	1,145	1,145
Decrease in other accrued expenses	(5,069)	(5,363)	(4,615)
Net cash used in operating activities	(17,705,962)	(8,532,745)	(19,538,969)

Distributions
Tax withholding on behalf of foreign investors	(394,751)	(212,360)	(479,372)
Refund of tax withholding on behalf of foreign investors	—	199,170	—
(Tax withholding)/Refund of tax withholding on behalf of foreign investors	(394,751)	(13,190)	(479,372)

Cash Flows From Financing Activities
Proceeds from sales of Interests	28,017,742	13,985,740	30,223,720
Repurchases of Interests	(9,917,029)	(5,439,805)	(10,205,379)
Net cash provided by financing activities	18,100,713	8,545,935	20,018,341

Net decrease in cash	—	—	—
Cash, beginning of period	—	—	—
Cash, end of period	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	2/1/15 - 7/31/15		2/1/14 - 1/31/15	2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11
	(Unaudited)
Total return(1)	1.12%		1.16%	7.30%	9.20%	(0.49%)	8.37%
Net assets, end of period (000's)	$761,373		$733,314	$752,547	$852,362	$592,293	$624,239
Ratios to average net assets:
Expenses(2)(3)	0.90	%(4)	0.89%	0.88%	0.89%	0.88%	0.95%
Net investment loss	(0.89	%)(4)	(0.89%)	(0.88%)	(0.89%)	(0.88%)	(0.94%)
Portfolio turnover rate(5)	0.00%		0.00%	0.00%	9.20%	5.97%	3.81%

	Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/15 - 7/31/15		2/1/14 - 1/31/15	2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11
	(Unaudited)
Total return(1)	1.39%		3.06%	11.66%	13.06%	(2.60%)	9.58%
Net assets, end of period (000's)	$518,254		$501,507	$510,864	$525,779	$482,319	$492,232
Ratios to average net assets:
Expenses(2)(3)	0.95	%(4)	0.95%	0.94%	0.94%	0.93%	0.96%
Net investment income/loss	(0.29	%)(4)	(0.40%)	0.19%	(0.54%)	(0.32%)	(0.96%)
Portfolio turnover rate(5)	0.00%		0.00%	2.46%	6.32%	2.69%	7.10%

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/15 - 7/31/15		2/1/14 - 1/31/15	2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11
	(Unaudited)
Total return(1)	4.46%		9.18%	10.86%	4.49%	(0.95%)	5.94%
Net assets, end of period (000's)	$1,226,603		$1,152,928	$1,096,591	$824,353	$993,247	$1,069,335
Ratios to average net assets:
Expenses(2)(3)	0.88	%(4)	0.87%	0.89%	0.87%	0.87%	0.90%
Net investment loss	(0.88	%)(4)	(0.87%)	(0.89%)	(0.87%)	(0.87%)	(0.90%)
Portfolio turnover rate(5)	9.84%		14.44%	17.93%	2.98%	22.41%	12.35%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements

July 31, 2015

(Unaudited)

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, and the Aetos Capital Long/Short Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2015 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 91%, 93%, 94%, 2%, 2% and 1% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund , Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

13

Notes to Financial Statement (Unaudited)(continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, Septemer and December. However , repurchase offers will only be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Investment Manager has established a Valuation Committee that has oversight responsibility for the valuation of each of the Funds’ investments in Portfolio Funds. Members of the Valuation Committee include key members of the Investment Manager’s Senior Management, Compliance, Due Diligence and Risk Management teams.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. As a general matter, the fair value of the Funds’ interests in Portfolio Funds will represent the amount that the Funds could reasonably expect to receive from the Portfolio Funds if the Funds’ interests were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is determined and that the Funds believe to be reliable.

14

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in open-end registered investment companies are valued at net asset value (“NAV”).

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation. The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•	Level 3 – Inputs that are unobservable.

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, Financial Services – Investment Companies. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946.

15

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The net asset value reported by the Portfolio Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in a significantly lower or higher reported net asset value reported for such Portfolio Funds.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent), as an amendment to ASC Topic 820. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Funds do for their investments in Portfolio Funds. The amendments in this ASU remove the requirement to categorize within the fair valuation hierarchy, as described above, all investments for which the fair value is measured using the net asset value per share (or its equivalent) practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share (or its equivalent) practical expedient. Rather, those disclosures are limited to investments for which the Funds have elected to not measure the fair value.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share (or its equivalent) practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Investment Manager has reviewed the requirements of the ASU and has determined that early adoption of this ASU would be applied to the relevant disclosures of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in the valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

16

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of July 31, 2015:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$714,087,576
Money Market Investment	28,310,690	—	—	28,310,690
Total Investments	$28,310,690	$—	$—	$742,398,266

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$490,718,781
Money Market Investment	26,776,520	—	—	26,776,520
Total Investments	$26,776,520	$—	$—	$517,495,301

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$1,213,140,218
Money Market Investment	14,848,432	—	—	14,848,432
Total Investments	$14,848,432	$—	$—	$1,227,988,650

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

C. Fund Income and Expenses

Expenses are recorded on an accrual basis. Each Fund bears its own expenses including, but not limited to, any taxes and investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Dividend income is recorded on the ex-dividend date.

17

Notes to Financial Statements(Unaudited)(continued)

2. Significant Accounting Policies (continued)

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on foreign Members’ share of U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are recorded as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply and are not an expense of the Funds.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for all open tax years remains subject to examination by the Internal Revenue Service and local tax authorities.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G. Cash

Cash is defined as cash on deposit at financial institutions.

18

Notes to Financial Statements (Unaudited)(continued)

3. Investment Manager Fee, Related Party Transactions and Other

The Funds pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ Limited, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses. Each Fund is allocated its pro-rata share of the monthly fee based upon its prior month-end members capital adjusted for capital activity.

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end underlying Portfolio Funds value, at an annual rate of up to 0.01%. Each Fund also pays the Custodian an annual fee of $7,500 per Cayman Feeder Fund to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $50,500 and regular quarterly meeting fees of $4,250 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $3,600. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

19

Notes to Financial Statements (Unaudited)(continued)

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or, are subject to an anticipated event. These Portfolio Funds may create "side pockets" in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the investment fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

20

Notes to Financial Statements (Unaudited)(continued)

5. Risk Factors (continued)

The Portfolio Funds may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes a Portfolio Fund to additional risk including (i) greater losses from investments than would otherwise have been the case had the Portfolio Fund not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Portfolio Fund’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

21

Notes to Financial Statements (Unaudited)(continued)

6. Investment Transactions

For the period ended July 31, 2015, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$—	$10,000,000
Aetos Capital Distressed Investment Strategies Fund, LLC	1,750,000	8,143
Aetos Capital Long/Short Strategies Fund, LLC	160,000,000	113,457,428

7. Investments

As of July 31, 2015, collectively the Funds had investments in forty Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment. The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

	Number of Portfolio Funds	% of Total Portfolio Funds

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 15 to 30 days)	3	18.14%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 90 days)	4	30.16%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	17.01%
Funds allowing annual withdrawals (notice periods ranging from 45 to 60 days)	2	34.67%
Funds in liquidation	1	0.02%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 65 to 90 days)	3	36.69%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	18.31%
Funds allowing annual withdrawals (notice periods ranging from 65 to 90 days)	2	34.38%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	10.25%
Funds fully comprised of side-pocket investments	1	0.37%

22

Notes to Financial Statements (Unaudited)(continued)

7. Investments (continued)

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods of 30 days)	2	16.07%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 65 days)	12	60.43%
Funds allowing semi-annual withdrawals (notice period of 60 days)	2	7.08%
Funds allowing annual withdrawals (notice period ranging from 45 to 75 days)	2	16.34%
Funds fully comprised of side-pocket investments	1	0.05%
Funds in liquidation	2	0.03%

8. Commitments

At July 31, 2015, the Funds had made the following commitment to purchase Portfolio Funds and made the following redemption requests from underlying Portfolio Funds.

Fund	Purchases	Amount
Aetos Capital Multi-Straetgy Arbitrage Fund, LLC
	Governors Lane Onshore Fund LP	$20,000,000

Fund	Redemptions	Amount
Aetos Capital Distressed Investment Strategies Fund, LLC
	Anchorage Capital Partners, L.P.	$5,000,000

Aetos Capital Long/Short Strategies Fund, LLC
	Cadian Fund LP	$10,000,000
	Conatus Capital Partners LP	15,000,000
	North River Partners, L.P.	10,000,000
		$35,000,000
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Capstone Vol (Offshore) Limited	$10,000,000
	Oceanwood Opportunities Fund LP	10,000,000
	Luxor Capital Partners, LP	34,394,968
		$54,394,968

23

Notes to Financial Statements (Unaudited)(continued)

9. Subsequent Events

Through September 1, 2015, the Funds made no repurchase of Interests and received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$457,175
Aetos Capital Distressed Investment Strategies Fund, LLC	237,175
Aetos Capital Long/Short Strategies Fund, LLC	457,175

The following table summarizes the repurchase requests received by the Funds subsequent to July 31, 2015, all of which are effective from September 30, 2015 to December 31, 2015:

Fund	Number of Investors	Estimated Redemption Amount Subsequent to 7/31/15	% of Members’ Capital
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	19	$42,083,898	5.53%
Aetos Capital Distressed Investment Strategies Fund, LLC	19	$25,053,331	4.83%
Aetos Capital Long/Short Strategies Fund, LLC	21	$49,260,144	4.02%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2015

24

Approval of Investment Advisory Agreements

July 31, 2015

(Unaudited)

At a meeting held in person on July 23, 2015, the Board of Managers of each Fund (the “Boards”), including the board members who are not "interested persons" of the Funds, as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Board Members"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund’s performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager’s financial performance and profitability. In considering the approval of the continuation of the Investment Advisory Agreement for each Fund for an additional one-year term, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds (“Portfolio Funds”), allocation of each Fund’s assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds’ investment managers (“Portfolio Managers”), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services to each Fund in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund’s return for its most recent fiscal year and its average return for its most recent three- and five-year periods as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years and their average returns for their most recent three- and five-year periods. The Boards considered each Fund’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Boards concluded that each Fund’s performance was satisfactory.

25

Approval of Investment Advisory Agreements (Unaudited)(continued)

Fees and Expense Ratios Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the management fee rate of 0.75% annually of the net asset value of each Fund (the “Management Fee”) and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the “Program”) fee of up to 0.50% annually of an investor's assets in the Program and the performance fee of up to 10% annually of aggregate Program net profits above the return of the 90 day Treasury Bill (the “Incentive Fee”) payable to the Investment Manager by Program investors in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were generally lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Boards concluded that each Fund’s Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Boards reviewed the structure of each Fund’s Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund’s Management Fee was 0.75% annually and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of the Investment Manager and Affiliates

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager’s relationship with each Fund. The Boards also considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year. The Boards noted that the Funds’ investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

Other Benefits to the Investment Manager

The Boards considered other benefits received by the Investment Manager and its affiliates as a result of their relationships with the Funds and did not regard such benefits as excessive.

26

Approval of Investment Advisory Agreements (Unaudited)(continued)

General Conclusion

After considering and weighing all of the above factors, the Board of each Fund, including the Independent Board Members, unanimously concluded that it would be in the best interest of such Fund and its Members to continue the Investment Advisory Agreements for an additional one-year term. No single factor reviewed by the Boards was identified by the Boards as the principal factor in determining whether to approve the continuation of each Investment Advisory Agreement, and each Board member attributed different weights to the various factors. Prior to voting, the Independent Board Members also discussed the proposed continuation of each Investment Advisory Agreement in private sessions with legal counsel for the Funds at which no representatives of the Investment Manager were present.

27

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.     Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment
Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/24/15

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 9/24/15

*      Print the name and title of each signing officer under his or her signature.